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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number:
                                              ------------------
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


       /s/ Robert L. Stillwell             Dallas, TX        November 15, 2010
-------------------------------------   ---------------   ----------------------
            (Signature)                  (City, State)            (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-10378   BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     31
Form 13F Information Table Value Total: 48,739 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                            VOTING AUTHORITY
                                TITLE OF               VALUE  SHRS OR                 INVESTMENT   OTHER  -------------------
       NAME OF ISSUER            CLASS       CUSIP    (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------- ------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ANADARKO PETE CORP                COM      032511107      461   8,079 SH     N/A      SOLE             --   8,079      0    0
APACHE CORP                       COM      037411105      684   7,000 SH     N/A      SOLE             --   7,000      0    0
BAKER HUGHES INC                  COM      057224107       48   1,117 SH     N/A      SOLE             --   1,117      0    0
BP PLC                       SPONSORED ADR 055622104   15,727 382,000 SH     N/A      SOLE             -- 382,000      0    0
CHESAPEAKE ENERGY CORP            COM      165167107    3,718 164,162 SH     N/A      SOLE             -- 164,162      0    0
CHEVRON CORP NEW                  COM      166764100      324   4,000 SH     N/A      SOLE             --   4,000      0    0
CONSOL ENERGY INC                 COM      20854P109      140   3,800 SH     N/A      SOLE             --   3,800      0    0
DAWSON GEOPHYSICAL CO             COM      239359102      666  25,000 SH     N/A      SOLE             --  25,000      0    0
DEVON ENERGY CORP NEW             COM      25179M103      777  12,000 SH     N/A      SOLE             --  12,000      0    0
ENCANA CORP                       COM      292505104      544  18,000 SH     N/A      SOLE             --  18,000      0    0
EXXON MOBIL CORP                  COM      30231G102    4,167  67,431 SH     N/A      SOLE             --  67,431      0    0
FLUOR CORP NEW                    COM      343412102      277   5,600 SH     N/A      SOLE             --   5,600      0    0
HALLIBURTON CO                    COM      406216101      102   3,096 SH     N/A      SOLE             --   3,096      0    0
HESS CORP                         COM      42809H107      507   8,575 SH     N/A      SOLE             --   8,575      0    0
MASSEY ENERGY COMPANY             COM      576206106      140   4,500 SH     N/A      SOLE             --   4,500      0    0
MCMORAN EXPLORATION CO            COM      582411104      282  16,379 SH     N/A      SOLE             --  16,379      0    0
MURPHY OIL CORP                   COM      626717102      198   3,200 SH     N/A      SOLE             --   3,200      0    0
NOBLE CORPORATION BAAR         NAMEN -AKT  H5833N103      203   6,000 SH     N/A      SOLE             --   6,000      0    0
OCCIDENTAL PETE CORP DEL          COM      674599105    6,930  88,500 SH     N/A      SOLE             --  88,500      0    0
OCEANEERING INTL INC              COM      675232102      269   5,000 SH     N/A      SOLE             --   5,000      0    0
PLAINS EXPL& PRODTN CO            COM      726505100      253   9,500 SH     N/A      SOLE             --   9,500      0    0
QEP RES INC                       COM      74733V100      512  17,000 SH     N/A      SOLE             --  17,000      0    0
QUICKSILVER RESOURCES INC         COM      74837R104      441  35,000 SH     N/A      SOLE             --  35,000      0    0
SANDRIDGE ENERGY INC              COM      80007P307      615 108,252 SH     N/A      SOLE             -- 108,252      0    0
SCHLUMBERGER LTD                  COM      806857108    6,360 103,230 SH     N/A      SOLE             -- 103,230      0    0
SOUTHWESTERN ENERGY CO            COM      845467109      368  11,000 SH     N/A      SOLE             --  11,000      0    0
SUNCOR ENERGY INC NEW             COM      867224107      598  18,386 SH     N/A      SOLE             --  18,386      0    0
TRANSATLANTIC PETROLEUM LTD       SHS      G89982105       84  28,214 SH     N/A      SOLE             --  28,214      0    0
TRANSOCEAN LTD                  REG SHS    H8817H100    2,250  35,000 SH     N/A      SOLE             --  35,000      0    0
WEATHERFORD INTERNATIONAL LT      REG      H27013103      328  19,177 SH     N/A      SOLE             --  19,177      0    0
WILLIAMS CLAYTON ENERGY INC       COM      969490101      766  15,141 SH     N/A      SOLE             --  15,141      0    0
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